GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are as follows:

	US dollars
	Location based services	Wireless communications products	Total
(in thousands)
Balance as of January 1, 2015 (*)	1,544	2,497	4,041
Changes during 2015:
Impairment (see B. below)	-	(674)	(674)
Translation differences	(5)	(6)	(11)
Balance as of December 31, 2015	1,539	1,817	3,356
Changes during 2016:
Translation differences	23	27	50
Balance as of December 31, 2016	1,562	1,844	3,406

(*)	The accumulated amount of impairment loss as of December 31, 2016, December 31, 2015 and December 31, 2014 was US$ 7,098,000, US$ 7,098,000 and US$ 6,424,000, respectively.